Shareholders' Equity - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred shares, authorized	1,000,000	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, issued	0	0	0
Preferred shares, outstanding	0	0	0
Warrant exercise period	The warrants will become exercisable on the later of (a) 30 days after the completion of a business combination or (b) 12 months from the closing of the Initial Public Offering	The warrants will become exercisable on the later of (a) 30 days after the completion of a business combination or (b) 12 months from the closing of the Initial Public Offering
Description of registration rights	Pursuant to the forward purchase agreements, the Company agreed to file within 30 days after the closing of the business combination a registration statement for a secondary offering of the forward purchase shares and contingent call shares and to maintain the effectiveness of such registration statement until the earliest of (A) the date on which the anchor investors cease to hold the securities covered thereby, (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, subject to certain conditions and limitations set forth in the forward purchase agreements.	Pursuant to the forward purchase agreements, the Company agreed to file within 30 days after the closing of the business combination a registration statement for a secondary offering of the forward purchase shares and contingent call shares and to maintain the effectiveness of such registration statement until the earliest of (A) the date on which the anchor investors cease to hold the securities covered thereby, (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act, subject to certain conditions and limitations set forth in the forward purchase agreements.
Warrants expiration period after business combination	5 years	5 years
Period from completion of the business combination private placement warrants be transferred, assigned or sold	30 days	30 days
Redemption price per warrant	$ 0.01	$ 0.01
Warrants period of notice prior to redemption	30 days	30 days
Share price to be attained for redemption	$ 18.00	$ 18.00
Number of trading days	20 days	20 days
Number of consecutive trading days	30 days	30 days
Warrant [Member]
Class of Stock [Line Items]
Description of registration rights	The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a business combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A common stock issuable upon exercise of the warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the Class A common stock issuable upon exercise of the warrants is not effective by the sixtieth (60th) day after the closing of the initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a "cashless basis" in accordance with Section 3(a)(9) of the Securities Act or another exemption.	The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a business combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the Class A ordinary shares issuable upon exercise of the warrants is not effective by the sixtieth (60th) day after the closing of the initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption.
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	One vote for each share on each matter on which they are entitled to vote.	One vote for each share on each matter on which they are entitled to vote.
Shares, issued	34,500,000	34,500,000	34,500,000
Shares, outstanding	34,500,000	34,500,000	34,500,000
Shares subject to possible redemption, issued	33,712,570	33,427,182	32,900,501
Shares subject to possible redemption, outstanding	33,712,570	33,427,182	32,900,501
Common stock, shares issued	787,430	1,072,818	1,599,499
Class A Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrants period of notice prior to redemption	30 days	30 days
Share price to be attained for redemption	$ 10.00	$ 10.00
Class F Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	One vote for each share on each matter on which they are entitled to vote.	One vote for each share on each matter on which they are entitled to vote.
Common stock, shares issued	8,625,000	8,625,000	8,625,000
Common shareholder percentage to elect board of directors	66.70%	66.70%
Common stock conversion basis ratio	100.00%	100.00%
Ordinary share conversion percentage of share holder agreement required	66.67%	66.67%
Percentage value of outstanding shares for conversion	20.00%	20.00%
Class F Common Stock [Member] | Sponsors [Member]
Class of Stock [Line Items]
Common stock conversion basis ratio	100.00%	100.00%
Ratio of shares to be received as adjustment to existing shares	11.11%	11.11%